UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02351

Western Asset Income Fund

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET INCOME FUND

FORM N-Q

SEPTEMBER 30, 2017

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 88.2%
CONSUMER DISCRETIONARY - 8.7%
Auto Components - 0.8%
Goodyear Tire & Rubber Co., Senior Notes	4.875%	3/15/27	$300,000	$309,594
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	740,000	783,475	(a)

Total Auto Components				1,093,069

Automobiles - 0.9%
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	410,000	462,023
General Motors Co., Senior Notes	6.600%	4/1/36	170,000	202,508
General Motors Co., Senior Notes	5.200%	4/1/45	310,000	313,212
General Motors Co., Senior Notes	6.750%	4/1/46	310,000	374,719

Total Automobiles				1,352,462

Hotels, Restaurants & Leisure - 0.4%
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	180,000	196,875
McDonald’s Corp., Senior Notes	4.700%	12/9/35	150,000	165,869
McDonald’s Corp., Senior Notes	4.875%	12/9/45	230,000	259,938

Total Hotels, Restaurants & Leisure				622,682

Internet & Direct Marketing Retail - 0.5%
Amazon.com Inc., Senior Notes	3.875%	8/22/37	270,000	275,709	(a)
Amazon.com Inc., Senior Notes	4.050%	8/22/47	350,000	358,233	(a)

Total Internet & Direct Marketing Retail				633,942

Media - 6.0%
21st Century Fox America Inc., Senior Debentures	7.750%	12/1/45	130,000	197,598
21st Century Fox America Inc., Senior Notes	6.550%	3/15/33	545,000	692,253
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	420,000	426,825	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	110,000	129,016
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	260,000	306,216
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	350,000	364,961	(a)
Comcast Corp., Bonds	6.400%	5/15/38	950,000	1,255,608
Comcast Corp., Notes	6.450%	3/15/37	220,000	294,679
Comcast Corp., Senior Notes	6.950%	8/15/37	160,000	223,491
Time Warner Cable LLC, Debentures	7.300%	7/1/38	200,000	251,778
Time Warner Cable LLC, Senior Bonds	6.550%	5/1/37	180,000	212,037
Time Warner Cable LLC, Senior Notes	8.750%	2/14/19	690,000	749,751
Time Warner Cable LLC, Senior Notes	6.750%	6/15/39	10,000	12,035
Time Warner Cable LLC, Senior Notes	5.500%	9/1/41	50,000	52,089
Time Warner Entertainment Co., LP, Senior Notes	8.375%	7/15/33	410,000	558,665
Time Warner Inc., Senior Notes	4.900%	6/15/42	150,000	153,092
UBM PLC, Notes	5.750%	11/3/20	570,000	598,803	(a)
Viacom Inc., Senior Debentures	5.250%	4/1/44	50,000	48,053
Viacom Inc., Senior Notes	4.375%	3/15/43	70,000	60,521
Viacom Inc., Senior Notes	4.875%	6/15/43	30,000	28,182
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	1,000,000	1,048,750	(a)
WPP Finance 2010, Senior Notes	4.750%	11/21/21	840,000	905,507
WPP Finance 2010, Senior Notes	5.625%	11/15/43	150,000	168,440

Total Media				8,738,350

Multiline Retail - 0.1%
Nordstrom Inc., Senior Notes	5.000%	1/15/44	130,000	128,204

TOTAL CONSUMER DISCRETIONARY				12,568,709

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CONSUMER STAPLES - 3.9%
Beverages - 2.0%
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	$1,250,000	$1,417,586
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	260,000	279,929
Pernod-Ricard SA, Senior Bonds	5.750%	4/7/21	350,000	388,444	(a)
Pernod-Ricard SA, Senior Notes	5.500%	1/15/42	670,000	806,904	(a)

Total Beverages				2,892,863

Food & Staples Retailing - 0.4%
CVS Health Corp., Senior Notes	5.125%	7/20/45	340,000	392,538
Kroger Co., Senior Notes	4.650%	1/15/48	140,000	135,955

Total Food & Staples Retailing				528,493

Food Products - 0.3%
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	50,000	54,633
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	150,000	160,393
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	250,000	274,888

Total Food Products				489,914

Tobacco - 1.2%
BAT Capital Corp., Senior Notes	4.390%	8/15/37	280,000	288,279	(a)
BAT Capital Corp., Senior Notes	4.540%	8/15/47	430,000	444,254	(a)
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	100,000	108,559
Reynolds American Inc., Senior Notes	8.125%	5/1/40	270,000	397,324
Reynolds American Inc., Senior Notes	7.000%	8/4/41	320,000	414,975
Reynolds American Inc., Senior Notes	5.850%	8/15/45	90,000	110,536

Total Tobacco				1,763,927

TOTAL CONSUMER STAPLES				5,675,197

ENERGY - 16.4%
Energy Equipment & Services - 1.1%
Baker Hughes a GE Co., LLC, Senior Notes	7.500%	11/15/18	370,000	393,519
ENSCO International Inc., Senior Bonds	7.200%	11/15/27	120,000	109,800
Ensco PLC, Senior Notes	5.200%	3/15/25	480,000	405,600
Halliburton Co., Senior Notes	5.000%	11/15/45	200,000	220,212
Petrofac Ltd., Senior Notes	3.400%	10/10/18	310,000	308,644	(a)
Pride International Inc., Senior Notes	7.875%	8/15/40	130,000	111,150

Total Energy Equipment & Services				1,548,925

Oil, Gas & Consumable Fuels - 15.3%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	465,000	580,016
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	460,000	488,205
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	460,000	514,604
Apache Corp., Senior Notes	6.900%	9/15/18	100,000	104,735
Apache Corp., Senior Notes	6.000%	1/15/37	190,000	222,987
Apache Corp., Senior Notes	5.100%	9/1/40	160,000	167,922
Apache Corp., Senior Notes	5.250%	2/1/42	90,000	95,556
Cenovus Energy Inc., Senior Notes	4.250%	4/15/27	60,000	59,604	(a)
Cenovus Energy Inc., Senior Notes	5.250%	6/15/37	90,000	89,584	(a)
ConocoPhillips, Notes	6.500%	2/1/39	810,000	1,083,478
Devon Energy Corp., Senior Notes	5.850%	12/15/25	350,000	404,133
Devon Energy Corp., Senior Notes	5.600%	7/15/41	320,000	351,384
Devon Energy Corp., Senior Notes	5.000%	6/15/45	270,000	285,600
Devon Financing Co., LLC, Debentures	7.875%	9/30/31	380,000	502,786
Ecopetrol SA, Senior Notes	5.375%	6/26/26	740,000	789,950
Ecopetrol SA, Senior Notes	5.875%	5/28/45	176,000	172,700
Enbridge Energy Partners LP, Senior Notes	9.875%	3/1/19	120,000	132,720
Energy Transfer Equity LP, Senior Notes	7.500%	10/15/20	250,000	282,812
Enterprise Products Operating LLC, Senior Notes	6.125%	10/15/39	320,000	389,183
Hess Corp., Notes	7.875%	10/1/29	1,180,000	1,435,017
Hess Corp., Senior Bonds	6.000%	1/15/40	300,000	311,561
Kerr-McGee Corp., Notes	6.950%	7/1/24	1,080,000	1,285,184

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Kinder Morgan Inc., Medium-Term Notes	7.800%	8/1/31	$2,000,000	$2,542,119
LUKOIL International Finance BV, Senior Notes	4.563%	4/24/23	200,000	208,237	(a)
LUKOIL International Finance BV, Senior Notes	4.750%	11/2/26	290,000	305,979	(a)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	600,000	526,500	(a)
Noble Energy Inc., Senior Notes	6.000%	3/1/41	390,000	446,911
Noble Energy Inc., Senior Notes	5.250%	11/15/43	150,000	157,898
Noble Energy Inc., Senior Notes	4.950%	8/15/47	390,000	399,125
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	20,000	21,308
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	640,000	705,920
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	300,000	287,250
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	2,635,000	2,852,387
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	450,000	513,000
Phillips 66, Senior Notes	5.875%	5/1/42	160,000	197,510
Shell International Finance BV, Senior Notes	6.375%	12/15/38	250,000	336,926
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	470,000	608,076
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	5.400%	8/15/41	310,000	352,534
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	4.450%	8/1/42	450,000	461,521
Western Gas Partners LP, Senior Notes	4.650%	7/1/26	660,000	692,978
Williams Cos. Inc., Debentures	7.500%	1/15/31	47,000	56,635
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	37,000	45,229
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	610,000	791,475

Total Oil, Gas & Consumable Fuels				22,259,239

TOTAL ENERGY				23,808,164

FINANCIALS - 31.0%
Banks - 17.5%
Banco Mercantil De Norte, Junior Subordinated Notes (10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	200,000	218,700	(a)(b)(c)
Banco Nacional de Costa Rica, Senior Notes	5.875%	4/25/21	340,000	354,783	(a)
Bank of America Corp., Senior Notes	7.625%	6/1/19	70,000	76,422
Bank of America Corp., Senior Notes	5.625%	7/1/20	30,000	32,687
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	140,000	141,533	(b)
Bank of America Corp., Senior Notes	5.875%	2/7/42	320,000	411,650
Bank of America Corp., Subordinated Notes	6.110%	1/29/37	320,000	401,332
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	900,000	1,326,254
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	240,000	297,457	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	450,000	517,781
Barclays PLC, Subordinated Notes	4.836%	5/9/28	240,000	248,909
BNP Paribas SA, Junior Subordinated Notes (7.625% to 3/30/21 then USD 5 year Swap Rate + 6.314%)	7.625%	3/30/21	330,000	363,412	(a)(b)(c)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year Swap Rate + 5.150%)	7.375%	8/19/25	200,000	226,250	(a)(b)(c)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	700,000	742,467	(a)
BPCE SA, Subordinated Notes	5.150%	7/21/24	410,000	442,622	(a)
Citigroup Inc., Senior Notes	8.125%	7/15/39	251,000	398,255
Citigroup Inc., Senior Notes	5.875%	1/30/42	240,000	306,947
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	750,000	843,145
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	400,000	422,727
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	404,000	501,136
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	370,000	503,046
Cooperatieve Rabobank U.A., Junior Subordinated Notes (11.000% to 6/30/19 then 3 mo. USD LIBOR + 10.868%)	11.000%	6/30/19	708,000	802,695	(a)(b)(c)
Cooperatieve Rabobank U.A., Senior Notes	5.250%	5/24/41	570,000	699,239
Cooperatieve Rabobank U.A., Subordinated Notes	5.750%	12/1/43	450,000	566,749
Cooperatieve Rabobank U.A., Subordinated Notes	5.250%	8/4/45	340,000	406,046

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	$560,000	$623,000	(a)(b)(c)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year Swap Rate + 6.185%)	8.125%	12/23/25	1,040,000	1,233,722	(a)(b)(c)
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	210,000	217,994
ING Bank NV, Subordinated Notes	5.800%	9/25/23	600,000	685,923	(a)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	300,000	301,072	(a)
Intesa Sanpaolo SpA, Senior Notes	3.875%	7/14/27	360,000	362,185	(a)
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	250,000	254,511	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	690,000	728,370	(a)
JPMorgan Chase & Co., Junior Subordinated Bonds (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	260,000	283,400	(b)(c)
JPMorgan Chase & Co., Senior Notes (4.260% to 2/22/47 then 3 mo. USD LIBOR + 1.580%)	4.260%	2/22/48	100,000	105,207	(b)
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	440,000	537,587
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	150,000	171,200
Lloyds Banking Group PLC, Junior Subordinated Bonds (7.500% to 6/27/24 then USD 5 year Swap Rate + 4.760%)	7.500%	6/27/24	360,000	404,550	(b)(c)
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds (7.648% to 9/30/31 then 3 mo. USD LIBOR + 2.500%)	7.648%	9/30/31	1,360,000	1,734,680	(b)(c)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year Swap Rate + 7.598%)	8.625%	8/15/21	590,000	655,637	(b)(c)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	1,010,000	1,120,234
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	350,000	387,578
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	310,000	330,295
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	480,000	568,915
Santander UK Group Holdings PLC, Subordinated Notes	4.750%	9/15/25	210,000	219,744	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	410,000	483,603	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	10/30/17	1,190,000	1,194,462	(b)(c)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	310,000	303,491
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	430,000	506,745
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	180,000	187,358
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	440,000	484,247

Total Banks				25,337,954

Capital Markets - 5.3%
CME Group Inc., Senior Notes	5.300%	9/15/43	440,000	555,130
Credit Suisse Group AG, Junior Subordinated Notes (6.250% to 12/18/24 then USD 5 year Swap Rate + 3.455%)	6.250%	12/18/24	1,170,000	1,247,879	(a)(b)(c)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	850,000	953,697
Goldman Sachs Group Inc., Senior Bonds	4.750%	10/21/45	270,000	300,975
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	270,000	290,153
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	570,000	753,998
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	640,000	845,888
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	500,000	573,725
KKR Group Finance Co. III LLC, Senior Bonds	5.125%	6/1/44	820,000	890,309	(a)

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Morgan Stanley, Medium-Term Notes	6.625%	4/1/18	$100,000	$102,457
Morgan Stanley, Senior Notes	5.500%	7/24/20	100,000	108,702
Morgan Stanley, Senior Notes	6.375%	7/24/42	90,000	121,434
Morgan Stanley, Senior Notes	4.375%	1/22/47	300,000	319,946
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	190,000	205,138
UBS AG Stamford CT, Subordinated Notes	7.625%	8/17/22	340,000	401,625

Total Capital Markets				7,671,056

Consumer Finance - 2.0%
Ally Financial Inc., Subordinated Notes	8.000%	12/31/18	201,000	215,321
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	1,300,000	1,471,587
Navient Corp., Senior Notes	7.250%	1/25/22	830,000	910,925
Navient Corp., Senior Notes	6.125%	3/25/24	290,000	300,440

Total Consumer Finance				2,898,273

Diversified Financial Services - 2.4%
Blackstone Holdings Finance Co., LLC, Senior Notes	4.450%	7/15/45	190,000	195,591	(a)
Carlyle Holdings II Finance LLC, Senior Secured Notes	5.625%	3/30/43	220,000	252,647	(a)
ILFC E-Capital Trust I, Junior Subordinated Notes (Highest of 3 mo. USD LIBOR , 10 year Constant Maturity and 30 year Constant Maturity + 1.550%)	4.360%	12/21/65	470,000	447,675	(a)(b)
ILFC E-Capital Trust II, Bonds (Max (3 mo. USD LIBOR, 10 year U.S. Treasury Constant Maturity Rate, 30 year Treasury Constant Maturity Rate) 1.800%)	4.610%	12/21/65	270,000	258,525	(a)(b)
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	130,000	138,229
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	190,000	222,493
International Lease Finance Corp., Senior Secured Notes	7.125%	9/1/18	700,000	733,095	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	392,000	409,150	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	220,000	231,550	(a)
Voya Financial Inc., Senior Notes	5.700%	7/15/43	500,000	585,671

Total Diversified Financial Services				3,474,626

Insurance - 3.8%
Allstate Corp., Junior Subordinated Debentures (6.500% to 5/15/37 the 3 mo. USD LIBOR + 2.120%)	6.500%	5/15/57	480,000	577,008	(b)
American International Group Inc., Junior Subordinated Debentures (6.250% to 3/15/37 then 3 mo. USD LIBOR + 2.056%)	6.250%	3/15/87	80,000	87,800	(b)
American International Group Inc., Senior Notes	6.400%	12/15/20	90,000	101,262
Aon PLC, Senior Notes	4.750%	5/15/45	90,000	98,262
AXA SA, Subordinated Bonds	8.600%	12/15/30	200,000	287,000
Brighthouse Financial Inc., Senior Notes	3.700%	6/22/27	550,000	541,123	(a)
Delphi Financial Group Inc., Senior Notes	7.875%	1/31/20	170,000	189,416
Fidelity & Guaranty Life Holdings Inc., Senior Notes	6.375%	4/1/21	190,000	194,987	(a)
Liberty Mutual Group Inc., Junior Subordinated Bonds	7.800%	3/15/37	190,000	240,350	(a)
Liberty Mutual Insurance Co., Subordinated Notes	7.875%	10/15/26	490,000	635,685	(a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	260,000	282,516	(a)
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/36	1,150,000	1,328,250
Prudential Financial Inc., Junior Subordinated Debentures (8.875% to 6/15/18 then 3 mo. USD LIBOR + 5.000%)	8.875%	6/15/38	340,000	357,000	(b)
Teachers Insurance & Annuity Association of America, Notes	6.850%	12/16/39	400,000	552,827	(a)

Total Insurance				5,473,486

TOTAL FINANCIALS				44,855,395

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
HEALTH CARE - 3.1%
Biotechnology - 0.7%
AbbVie Inc., Senior Subordinated Notes	4.700%	5/14/45	$180,000	$197,000
Celgene Corp., Senior Notes	5.000%	8/15/45	300,000	340,471
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	60,000	74,649
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	310,000	333,888
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	50,000	56,123

Total Biotechnology				1,002,131

Health Care Equipment & Supplies - 0.8%
Abbott Laboratories, Senior Notes	4.750%	11/30/36	220,000	243,752
Abbott Laboratories, Senior Notes	4.900%	11/30/46	230,000	257,929
Becton, Dickinson & Co., Senior Notes	4.685%	12/15/44	200,000	212,237
Becton, Dickinson & Co., Senior Notes	4.669%	6/6/47	410,000	431,877

Total Health Care Equipment & Supplies				1,145,795

Health Care Providers & Services - 1.2%
Cardinal Health Inc., Senior Notes	3.410%	6/15/27	270,000	271,467
Catholic Health Initiatives, Secured Bonds	4.350%	11/1/42	30,000	28,209
HCA Inc., Senior Secured Notes	5.500%	6/15/47	570,000	592,087
Humana Inc., Senior Notes	8.150%	6/15/38	80,000	116,277
Humana Inc., Senior Notes	4.800%	3/15/47	230,000	257,167
Magellan Health Inc., Senior Notes	4.400%	9/22/24	420,000	419,170
UnitedHealth Group Inc., Senior Notes	6.000%	11/15/17	31,000	31,153

Total Health Care Providers & Services				1,715,530

Pharmaceuticals - 0.4%
Actavis Funding SCS, Senior Notes	4.550%	3/15/35	190,000	203,319
Actavis Funding SCS, Senior Notes	4.750%	3/15/45	200,000	217,227
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	140,000	118,395
Zoetis Inc., Senior Notes	4.700%	2/1/43	30,000	33,326

Total Pharmaceuticals				572,267

TOTAL HEALTH CARE				4,435,723

INDUSTRIALS - 4.9%
Aerospace & Defense - 0.9%
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	40,000	43,866
Lockheed Martin Corp., Senior Notes	4.700%	5/15/46	120,000	134,771
Northrop Grumman Systems Corp., Senior Notes	7.875%	3/1/26	870,000	1,147,177

Total Aerospace & Defense				1,325,814

Airlines - 0.6%
Continental Airlines Inc., Pass-Through Certificates, Secured Notes	6.250%	4/11/20	101,080	107,019
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.545%	2/2/19	61,902	64,223
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	7.250%	11/10/19	143,189	157,687
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	7.256%	3/15/20	62,881	66,969
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	56,704	64,926
Delta Air Lines Inc., Pass-Through Certificates, Senior Secured Notes	7.750%	12/17/19	106,034	116,902
US Airways, Pass-Through Trust, Senior Secured Bonds	5.900%	10/1/24	270,201	306,003

Total Airlines				883,729

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Services & Supplies - 1.0%
Republic Services Inc., Senior Notes	5.500%	9/15/19	$130,000	$138,729
Republic Services Inc., Senior Notes	5.250%	11/15/21	330,000	364,668
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., Senior Notes	5.250%	4/15/21	600,000	616,500	(a)
Waste Management Inc., Senior Notes	7.750%	5/15/32	250,000	358,478

Total Commercial Services & Supplies				1,478,375

Construction & Engineering - 0.6%
Valmont Industries Inc., Senior Notes	6.625%	4/20/20	790,000	866,474

Industrial Conglomerates - 1.3%
General Electric Co., Junior Subordinated Bonds (5.000% to 1/21/21 then 3 mo. USD LIBOR + 3.330%)	5.000%	1/21/21	710,000	751,854	(b)(c)
General Electric Co., Senior Notes	6.875%	1/10/39	646,000	947,653
General Electric Co., Subordinated Notes	5.300%	2/11/21	138,000	151,815

Total Industrial Conglomerates				1,851,322

Machinery - 0.2%
Caterpillar Inc., Senior Notes	4.750%	5/15/64	220,000	247,111

Road & Rail - 0.3%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	60,000	60,300	(a)
Union Pacific Corp., Senior Notes	4.375%	11/15/65	320,000	341,205

Total Road & Rail				401,505

TOTAL INDUSTRIALS				7,054,330

INFORMATION TECHNOLOGY - 4.6%
Communications Equipment - 0.8%
Harris Corp., Senior Notes	5.550%	10/1/21	520,000	576,269
Harris Corp., Senior Notes	4.854%	4/27/35	260,000	287,291
Harris Corp., Senior Notes	5.054%	4/27/45	210,000	241,446

Total Communications Equipment				1,105,006

IT Services - 0.3%
HP Enterprise Services LLC, Notes	7.450%	10/15/29	420,000	512,972

Semiconductors & Semiconductor Equipment - 0.4%
Intel Corp., Senior Notes	4.900%	7/29/45	130,000	155,718
NXP BV/NXP Funding LLC, Senior Notes	3.875%	9/1/22	400,000	418,000	(a)
QUALCOMM Inc., Senior Notes	4.300%	5/20/47	40,000	40,985

Total Semiconductors & Semiconductor Equipment				614,703

Software - 1.9%
Microsoft Corp., Senior Notes	3.750%	2/12/45	420,000	427,231
Microsoft Corp., Senior Notes	3.700%	8/8/46	490,000	495,437
Microsoft Corp., Senior Notes	4.250%	2/6/47	1,660,000	1,840,004

Total Software				2,762,672

Technology Hardware, Storage & Peripherals - 1.2%
Apple Inc., Senior Notes	3.850%	8/4/46	340,000	344,577
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	620,000	651,491	(a)
HP Inc., Senior Notes	4.650%	12/9/21	310,000	334,357
Seagate HDD Cayman, Senior Notes	4.250%	3/1/22	420,000	418,066	(a)

Total Technology Hardware, Storage & Peripherals				1,748,491

TOTAL INFORMATION TECHNOLOGY				6,743,844

MATERIALS - 6.8%
Chemicals - 1.0%
Dow Chemical Co., Debentures	7.375%	11/1/29	800,000	1,068,605
Ecolab Inc., Senior Notes	5.500%	12/8/41	80,000	98,782
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	200,000	206,160	(a)

Total Chemicals				1,373,547

Containers & Packaging - 0.6%
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	550,000	592,240	(a)
WestRock RKT Co., Senior Notes	4.450%	3/1/19	230,000	237,519

Total Containers & Packaging				829,759

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Metals & Mining - 5.0%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	$250,000	$278,125	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	500,000	494,968	(a)
Arconic Inc., Senior Notes	5.870%	2/23/22	800,000	880,000
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	50,000	59,831
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	180,000	220,687
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	100,000	118,243
BHP Billiton Finance USA Ltd., Subordinated Notes (6.750% to 10/20/25 then USD 5 year Swap Rate + 5.093%)	6.750%	10/19/75	470,000	554,600	(a)(b)
Freeport-McMoRan Inc., Senior Notes	2.375%	3/15/18	80,000	80,200
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	60,000	59,231
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	630,000	689,850
Glencore Finance Canada Ltd., Senior Notes	2.700%	10/25/17	110,000	110,135	(a)
Glencore Finance Canada Ltd., Senior Notes	6.900%	11/15/37	430,000	543,468	(a)
Glencore Finance Canada Ltd., Senior Notes	5.550%	10/25/42	150,000	166,498	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	100,000	100,798	(a)
HudBay Minerals Inc., Senior Notes	7.250%	1/15/23	490,000	524,300	(a)
Southern Copper Corp., Senior Notes	5.375%	4/16/20	150,000	161,043
Southern Copper Corp., Senior Notes	5.250%	11/8/42	470,000	500,249
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,148,000	1,320,200
Yamana Gold Inc., Senior Notes	4.950%	7/15/24	370,000	379,777

Total Metals & Mining				7,242,203

Paper & Forest Products - 0.2%
Fibria Overseas Finance Ltd., Senior Notes	5.250%	5/12/24	30,000	32,138
Georgia-Pacific LLC, Senior Bonds	7.375%	12/1/25	250,000	317,988

Total Paper & Forest Products				350,126

TOTAL MATERIALS				9,795,635

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.3%
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	250,000	256,875
Washington Prime Group LP, Senior Notes	5.950%	8/15/24	220,000	224,504

Total Equity Real Estate Investment Trusts (REITs)				481,379

Real Estate Management & Development - 0.6%
Caesars Entertainment Resort Properties LLC, Senior Secured Notes	8.000%	10/1/20	500,000	512,500
Security Capital Group Inc., Senior Notes	7.700%	6/15/28	280,000	387,215

Total Real Estate Management & Development				899,715

TOTAL REAL ESTATE				1,381,094

TELECOMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 4.2%
AT&T Inc., Senior Notes	4.500%	5/15/35	360,000	356,494
AT&T Inc., Senior Notes	4.900%	8/14/37	350,000	354,830
AT&T Inc., Senior Notes	5.350%	9/1/40	30,000	31,633
AT&T Inc., Senior Notes	4.800%	6/15/44	210,000	205,065
AT&T Inc., Senior Notes	5.450%	3/1/47	50,000	53,088
AT&T Inc., Senior Notes	4.500%	3/9/48	86,000	79,646
AT&T Inc., Senior Notes	4.550%	3/9/49	310,000	287,053
British Telecommunications PLC, Bonds	9.125%	12/15/30	330,000	500,526
Koninklijke KPN NV, Senior Notes	8.375%	10/1/30	200,000	278,720
Qwest Corp., Debentures	6.875%	9/15/33	850,000	833,940
Telefonica Emisiones SAU, Senior Notes	7.045%	6/20/36	60,000	79,705
Verizon Communications Inc., Senior Bonds	5.500%	3/16/47	730,000	813,518
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	1,790,000	2,009,130
Verizon Communications Inc., Senior Notes	5.012%	8/21/54	139,000	140,228

Total Diversified Telecommunication Services				6,023,576

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wireless Telecommunication Services - 1.5%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	$850,000	$1,041,986
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	50,000	53,771	(a)
Sprint Corp., Senior Notes	7.250%	9/15/21	330,000	367,537
Sprint Corp., Senior Notes	7.875%	9/15/23	340,000	395,250
Telefonica Europe BV, Senior Notes	8.250%	9/15/30	230,000	323,801

Total Wireless Telecommunication Services				2,182,345

TOTAL TELECOMMUNICATION SERVICES				8,205,921

UTILITIES - 2.2%
Electric Utilities - 2.2%
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	210,000	237,328
Duke Energy Corp., Senior Notes	3.750%	9/1/46	420,000	406,346
Enel Finance International NV, Senior Notes	2.875%	5/25/22	300,000	302,270	(a)
FirstEnergy Corp., Notes	7.375%	11/15/31	830,000	1,106,808
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	310,000	315,441
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	130,000	169,588
Virginia Electric and Power Co., Senior Notes	8.875%	11/15/38	390,000	656,807

TOTAL UTILITIES				3,194,588

TOTAL CORPORATE BONDS & NOTES (Cost - $113,440,319)				127,718,600

ASSET-BACKED SECURITIES - 0.2%
GoldenTree Loan Opportunities Ltd., 2015-10A D (3 mo. USD LIBOR + 3.350%) (Cost - $244,109)	4.657%	7/20/27	250,000	251,074	(a)(b)

MUNICIPAL BONDS - 1.4%
Alabama - 0.2%
Alabama Economic Settlement Authority, BP Settlement Revenue	3.163%	9/15/25	310,000	316,414

California - 0.8%
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue, Build America Bonds, Recovery Zone Economic Development	7.618%	8/1/40	650,000	990,106
University of California Revenue, Taxable	4.062%	5/15/33	150,000	156,430

Total California				1,146,536

Florida - 0.1%
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	170,000	177,657

Illinois - 0.3%
Illinois State, GO, Build America Bonds-Taxable	6.725%	4/1/35	310,000	349,215

TOTAL MUNICIPAL BONDS (Cost - $1,915,565)				1,989,822

SOVEREIGN BONDS - 3.7%
Argentina - 1.9%
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,220,000	1,406,050	(a)
Provincia de Cordoba, Senior Notes	7.450%	9/1/24	740,000	805,335	(a)
Republic of Argentina, Senior Bonds	7.500%	4/22/26	370,000	416,805
Republic of Argentina, Senior Notes	6.875%	1/26/27	120,000	129,840

Total Argentina				2,758,030

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Canada - 0.7%
Quebec Province, Notes	7.970%	7/22/36	$650,000	$1,020,946
Ecuador - 0.5%
Republic of Ecuador, Senior Bonds	10.750%	3/28/22	610,000	683,200	(a)

Honduras - 0.2%
Republic of Honduras, Senior Notes	6.250%	1/19/27	350,000	378,119	(a)

Mexico - 0.3%
United Mexican States, Senior Notes	4.750%	3/8/44	30,000	30,990
United Mexican States, Senior Notes	4.350%	1/15/47	360,000	351,000

Total Mexico				381,990

Panama - 0.1%
Republic of Panama, Senior Notes	4.500%	5/15/47	210,000	222,075

TOTAL SOVEREIGN BONDS (Cost - $4,836,178)				5,444,360

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 4.4%
U.S. Government Obligations - 4.4%
U.S. Treasury Bonds	3.000%	5/15/47	810,000	833,651
U.S. Treasury Bonds	2.750%	8/15/47	130,000	127,199
U.S. Treasury Notes	1.375%	2/15/20	550,000	547,862
U.S. Treasury Notes	1.500%	8/15/20	3,600,000	3,589,664
U.S. Treasury Notes	1.750%	9/30/22	430,000	428,808
U.S. Treasury Notes	2.000%	4/30/24	30,000	29,773
U.S. Treasury Notes	2.250%	8/15/27	870,000	864,206

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $6,429,654)				6,421,163

			SHARES
PREFERRED STOCKS - 0.3%
FINANCIALS - 0.3%
Capital Markets - 0.2%
Carlyle Group LP	5.875%		10,775	275,624

Insurance - 0.1%
Delphi Financial Group Inc. (3 mo. USD LIBOR + 3.190%)	4.505%		5,725	120,583	(b)(d)

TOTAL PREFERRED STOCKS (Cost - $412,443)				396,207

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $127,278,268)				142,221,226

SHORT-TERM INVESTMENTS - 0.6%
Western Asset Government Cash Management Portfolio LLC (Cost - $901,266)	1.050%		901,266	901,266	(e)

TOTAL INVESTMENTS - 98.8% (Cost - $128,179,534)				143,122,492
Other Assets in Excess of Liabilities - 1.2%				1,736,297

TOTAL NET ASSETS - 100.0%				$144,858,789

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Security is valued using significant unobservable inputs (See Note 1).

(e)	In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At September 30, 2017, the total market value of investments in Affiliated Companies was $901,266 and the cost was $901,266 (See Note 2).

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

Abbreviation used in this schedule:

GO	— General Obligation
LIBOR	— London Interbank Offered Rate

At September 30, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 5-Year Notes	34	12/17	$4,005,967	$3,995,000	$(10,967)

Contracts to Sell:
U.S. Treasury 10-Year Notes	12	12/17	1,525,916	1,503,750	22,166
U.S. Treasury Long-Term Bonds	101	12/17	15,674,399	15,434,064	240,335
U.S. Treasury Ultra Long-Term Bonds	10	12/17	1,680,671	1,651,250	29,421

					291,922

Net unrealized appreciation on open futures contracts					$280,955

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a closed-end diversified investment company.

The Fund seeks a high level of current income, consistent with prudent investment risk. Capital appreciation is a secondary investment objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$127,718,600	—	$127,718,600
Asset-Backed Securities	—	251,074	—	251,074
Municipal Bonds	—	1,989,822	—	1,989,822
Sovereign Bonds	—	5,444,360	—	5,444,360
U.S. Government & Agency Obligations	—	6,421,163	—	6,421,163
Preferred Stocks:
Financials	$275,624	—	$120,583	396,207

Total Long-Term Investments	275,624	141,825,019	120,583	142,221,226

Short-Term Investments†	—	$901,266	—	$901,266

Total Investments	$275,624	$142,726,285	$120,583	$143,122,492

Other Financial Instruments:
Futures Contracts	$291,922	—	—	$291,922

Total	$567,546	$142,726,285	$120,583	$143,414,414

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$10,967	—	—	$10,967

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset, the Fund’s investment adviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended September 30, 2017. The following transactions were effected in shares of such companies for the period ended September 30, 2017.

	Affiliate Value at December 31, 2016	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2017
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	—	$6,701,266	6,701,266	$5,800,000	5,800,000	—	$1,995	—	$901,266

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Income Fund

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 22, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 22, 2017